United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-21235

                      (Investment Company Act File Number)


                   Federated Premier Municipal Income Fund
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments



FEDERATED PREMIER MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Principal
        Amount                                                                             Value

                             MUNICIPAL BONDS--99.8%
                         Alabama--1.9%
 $     550,000           Courtland, AL IDB, PCR Refunding Bonds (Series
                         2005A), 5.00% (International Paper Co.), 6/1/2025     $     556,462
      2,000,000          Jefferson County, AL Sewer System, Capital
                         Improvement Warrants (Series 2002D), 5.25% (U.S.
                         Treasury PRF 8/1/2012 @100) (FGIC INS), 2/1/2026           2,183,780
                             TOTAL                                                  2,740,242
                         Arizona--2.2%
       500,000           Arizona Tourism & Sports Authority, Multipurpose
                         Stadium Facilities Tax Revenue Bonds (Series A),
                         5.00% (MBIA Insurance Corp. INS), 7/1/2024                  527,755
      1,000,000          Arizona Tourism & Sports Authority, Multipurpose
                         Stadium Facility Tax Revenue Bonds (Series A),
                         5.375% (MBIA Insurance Corp. INS), 7/1/2022                1,086,010
       750,000           Tempe, AZ IDA, Senior Living Revenue  Bonds (Series
                         A), 6.75% (Friendship Village of Tempe), 12/1/2030          798,255
       750,000           Verrado Community Facilities District No. 1, AZ,
                         Revenue Bonds, 6.50%, 7/15/2027                             824,985
                             TOTAL                                                  3,237,005
                         Arkansas--0.8%
      1,000,000          Arkansas Development Finance Authority, Hospital
                         Revenue Bonds (Series 2000), 7.375% (Washington
                         Regional Medical Center)/(U.S. Treasury PRF 2/1/2010
                         @100)/
                         (Original Issue Yield: 7.50%), 2/1/2029                    1,131,010
                         California--5.3%
      1,000,000          California State Department of Water Resources Power
                         Supply Program, Power Supply Revenue Bonds (Series
                         A), 5.375% (U.S. Treasury PRF 5/1/2012
                         @101)/(Original Issue Yield: 5.48%), 5/1/2022              1,107,050
      2,000,000          California State, Refunding UT GO Bonds, 5.25%,
                         2/1/2020                                                   2,152,360
      1,000,000          California State, UT GO Bonds, 5.25%, 10/1/2020            1,078,970
       250,000           Golden State Tobacco Securitization Corp., CA,
                         Tobacco Settlement Asset-Backed Revenue Bonds
                         (Series 2003A-1), 6.75% (Original Issue Yield:
                         7.00%), 6/1/2039                                            281,678
       750,000           Golden State Tobacco Securitization Corp., CA,
                         Tobacco Settlement Revenue Bonds (Series 2003A-2),
                         7.90%, 6/1/2042                                             903,758
       500,000           La Verne, CA, Revenue COP (Series 2003B), 6.625%
                         (Brethren Hillcrest Homes)/(Original Issue Yield:
                         6.70%), 2/15/2025                                           550,200
      1,500,000          Upland, CA Public Financing Authority, Water System
                         Improvement Lease Revenue Bonds (Issue of 2003),
                         5.00% (AMBAC INS), 10/1/2027                               1,577,265
                             TOTAL                                                  7,651,281
                         Colorado--4.1%
       725,000           Antelope Heights Metropolitan District, CO, LT GO
                         Bonds, 8.00%, 12/1/2023                                     797,536
      1,000,000          Buckhorn Valley Metropolitan District No. 2, CO, LT
                         GO Bonds, 7.00%, 12/1/2023                                 1,006,970
       500,000           Colorado Educational & Cultural Facilities
                         Authority, Revenue Refunding Bonds (Series A), 7.00%
                         (Denver Academy)/(Original Issue Yield: 7.25%),
                         11/1/2023                                                   549,675
      1,000,000          Colorado Health Facilities Authority, Revenue Bonds
                         (Series 2002A), 6.125% (Covenant Retirement
                         Communities, Inc.)/(Original Issue Yield: 6.40%),
                         12/1/2033                                                  1,083,180
       250,000           Conservatory Metropolitan District, CO, LT GO Bonds,
                         6.75%, 12/1/2034                                            260,480
       500,000           Conservatory Metropolitan District, CO, LT GO Bonds,
                         7.55%, 12/1/2032                                            548,535
      1,000,000          Denver, CO Health & Hospital Authority, Revenue
                         Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033      1,108,630
       500,000           Southlands, CO Metropolitan District No. 1, LT GO
                         Bonds (Series 2004), 7.00% (Original Issue Yield:
                         7.05%), 12/1/2024                                           547,155
                             TOTAL                                                  5,902,161
                         Connecticut--2.4%
      1,250,000          Connecticut State Development Authority, First
                         Mortgage Gross Revenue Health Care Project Bonds
                         (Series 2003), 5.85% (Elim Park Baptist Home,
                         Inc.)/(Original Issue Yield: 5.98%), 12/1/2033             1,327,100
      2,000,000          Connecticut State Transportation Infrastructure
                         Authority, Transportation Infrastructure Special Tax
                         Revenue Bonds (Series 2002B), 5.00% (AMBAC INS),
                         12/1/2022                                                  2,126,380
                             TOTAL                                                  3,453,480
                           District Of Columbia--2.0%
      2,500,000          District of Columbia Tobacco Settlement Financing
                         Corp., Asset Backed Revenue Bonds, 6.50% (Original
                         Issue Yield: 6.67%), 5/15/2033                             2,909,400
                         Florida--6.8%
       600,000           Broward County, FL Educational Facilities Authority,
                         Educational Facilities Revenue Bonds (Series 2004B),
                         5.60% (Nova Southeastern University)/(Original Issue
                         Yield: 5.625%), 4/1/2029                                    632,010
       400,000      (1)  Capital Trust Agency, FL, Revenue Bonds (Series
                         2003A), 8.95% (Seminole Tribe of Florida Convention
                         and Resort Hotel Facilities)/(U.S. Treasury PRF
                         10/1/2012 @102), 10/1/2033                                  500,204
      1,490,000          Citrus County, FL Hospital Board, Revenue Refunding
                         Bonds, 6.375% (Citrus Memorial Hospital)/(Original
                         Issue Yield: 6.50%), 8/15/2032                             1,628,898
      1,305,000          Harbor Bay, FL Community Development District,
                         Special Assessment Revenue Bonds, 6.75%, 5/1/2034          1,419,866
      2,000,000          Jacksonville, FL Sales Tax, Revenue Bonds (Series
                         2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024         2,122,380
       400,000           Midtown Miami, FL Community Development District,
                         Special Assessment Bonds (Series 2004A), 6.00%,
                         5/1/2024                                                    426,540
       400,000           Orlando, FL Urban Community Development District,
                         Capital Improvement Revenue Bonds, 6.25%, 5/1/2034          427,892
      1,000,000          South Lake County, FL Hospital District, Revenue
                         Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023       1,106,870
       500,000           Tuscany Reserve Community Development District, FL,
                         Capital Improvement Revenue Bonds (Series 2005A),
                         5.55%, 5/1/2036                                             504,600
      1,075,000          Verandah West, FL Community Development District,
                         Capital Improvement Revenue Bonds (Series 2003A),
                         6.625% (Original Issue Yield: 6.75%), 5/1/2033             1,133,405
                             TOTAL                                                  9,902,665
                         Hawaii--1.1%
      1,400,000          Hawaii State Department of Budget & Finance, Special
                         Purpose Revenue Bonds (Series A), 8.00% (Kahala
                         Nui)/(Original Issue Yield: 8.175%), 11/15/2033            1,625,288
                         Illinois--4.4%
      1,000,000          Antioch Village, IL Special Service Area No. 1,
                         Special Tax Revenue Bonds, 6.625% (Deercrest
                         Project), 3/1/2033                                         1,065,190
      2,500,000          Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC
                         INS)/(Original Issue Yield: 5.385%), 1/1/2028              2,626,725
      1,000,000          Chicago, IL Special Assessment, Improvement Revenue
                         Bonds, 6.75% (Lakeshore East Project)/(Original
                         Issue Yield: 6.769%), 12/1/2032                            1,085,760
      1,000,000          Illinois Educational Facilities Authority, Revenue
                         Refunding Bonds (Series A), 5.70% (Augustana
                         College)/(Original Issue Yield: 5.90%), 10/1/2032          1,044,320
       625,000           Illinois Finance Authority, Revenue Bonds (Series
                         2005A), 6.00% (Landing at Plymouth Place)/(Original
                         Issue Yield: 6.04%), 5/15/2037                              629,106
                             TOTAL                                                  6,451,101
                         Indiana--1.3%
      1,930,000          Indiana Health & Educational Facility Financing
                         Authority, Revenue Bonds (Series 2005), 5.25%
                         (Baptist Homes of Indiana), 11/15/2035                     1,959,336
                         Kansas--2.2%
      3,000,000          Wichita, KS Water & Sewer Utility, Revenue Bonds
                         (Series 2003), 5.00% (FGIC INS), 10/1/2021                 3,192,630
                         Kentucky--1.1%
      1,500,000          Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625%
                         (Norton Healthcare, Inc.)/(Original Issue Yield:
                         6.97%), 10/1/2028                                          1,637,505
                               Massachusetts--2.2%
      1,000,000          Massachusetts HEFA, Revenue Bonds (Series 2003E),
                         6.75% (Jordan Hospital )/(Original Issue Yield:
                         7.00%), 10/1/2033                                          1,098,110
      2,000,000          Massachusetts State Development Finance Agency,
                         Revenue Bonds, 5.75% (Massachusetts College of
                         Pharmacy & Allied Health Sciences), 7/1/2033               2,127,780
                             TOTAL                                                  3,225,890
                         Michigan--3.7%
      2,000,000          Cornell Township MI, Economic Development Corp.,
                         Refunding Revenue Bonds, 5.875% (MeadWestvaco
                         Corp.)/(U.S. Treasury PRF 5/1/2012 @100), 5/1/2018         2,243,560
      1,000,000          Detroit, MI Sewage Disposal System, Refunding Senior
                         Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS),
                         7/1/2024                                                   1,060,640
      1,000,000          Melvindale-Northern Allen Park, MI School District,
                         Building & Site LT GO Bonds, 5.00% (U. S. Treasury
                         PRF 11/1/2012 @100), (FSA INS) 5/1/2028                    1,078,060
       900,000           West Bloomfield, MI School District, School Building
                         & Site UT GO Bonds, 5.125% (U.S. Treasury PRF
                         5/1/2011 @100) /(Original Issue Yield: 5.35%), (MBIA
                         INS) 5/1/2021                                               963,657
                             TOTAL                                                  5,345,917
                         Minnesota--0.6%
       900,000           St. Paul, MN Port Authority, Hotel Facility Revenue
                         Bonds (Series 2), 7.375% (Radisson Kellogg
                         Project)/(Original Issue Yield: 7.50%), 8/1/2029            940,464
                                Mississippi--1.6%
      2,000,000          Lowndes County, MS Solid Waste Disposal, Refunding
                         PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.),
                         4/1/2022                                                   2,394,960
                         Missouri--0.4%
       500,000           Missouri Development Finance Board, Infrastructure
                         Facilities Revenue Bonds (Series 2003A), 5.50%
                         (Branson, MO)/(Original Issue Yield: 5.56%),
                         12/1/2032                                                   522,305
                         Nevada--2.4%
       650,000      (1)  Director of the State of Nevada Department of
                         Business and Industry, Revenue Bonds (Series 2004A),
                         7.00% (Las Ventanas Retirement Community)/(Original
                         Issue Yield: 7.125%), 11/15/2034                            675,213
       645,000           North Las Vegas, NV, Local Improvement Special
                         Assessment Bonds (Series 2002), 6.40% (Aliante SID
                         No. 60), 12/1/2022                                          667,872
      2,000,000          Truckee Meadows, NV Water Authority, Water Revenue
                         Bonds (Series 2001A), 5.00% (FSA INS)/(Original
                         Issue Yield: 5.36%), 7/1/2025                              2,110,980
                             TOTAL                                                  3,454,065
                               New Hampshire--2.3%
      3,000,000          Manchester, NH School Facilities, Revenue Bonds,
                         5.50% (U.S. Treasury PRF 6/1/2013 @100) (MBIA INS),
                         6/1/2028                                                   3,323,280
                         New Jersey--1.8%
       500,000           New Jersey EDA, Revenue Bonds, (Series 2004), 5.75%
                         (NJ Dedicated Cigarette Excise Tax)/(Original Issue
                         Yield: 5.89%), 6/15/2029                                    533,210
       300,000           New Jersey EDA, Revenue Refunding Bonds (Series A),
                         5.80% (Winchester Gardens at Ward
                         Homestead)/(Original Issue Yield: 5.82%), 11/1/2031         320,532
       600,000           New Jersey Health Care Facilities Financing
                         Authority, Revenue Bonds, 6.50% (Pascack Valley
                         Hospital Association)/(Original Issue Yield: 6.72%),
                         7/1/2023                                                    612,906
      1,000,000          New Jersey State Educational Facilities Authority,
                         Revenue Bonds, Project C, 6.50% (Georgian Court
                         College), 7/1/2033                                         1,124,460
                             TOTAL                                                  2,591,108
                         New Mexico--0.6%
       750,000      (1)  Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%,
                         9/1/2023                                                    804,173
                         New York--5.4%
       750,000           Dutchess County, NY IDA, Civic Facility Revenue
                         Bonds (Series 2004B), 7.50% (St. Francis Hospital
                         and Health Centers), 3/1/2029                               820,522
       750,000           Dutchess County, NY IDA, Revenue Bonds, 5.00%
                         (Marist College)/(Original Issue Yield: 5.25%),
                         7/1/2022                                                    779,835
      3,000,000          Metropolitan Transportation Authority, NY, Service
                         Contract Revenue Refunding Bonds, (Series A), 5.00%
                         (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022         3,181,950
       800,000      (1)  New York City, NY IDA, Liberty Revenue Bonds (Series
                         A), 6.50% (7 World Trade Center LLC), 3/1/2035              842,128
      2,000,000          New York State Dormitory Authority, Revenue Bonds
                         (Series 2003A), 5.50% (Brooklyn Law School)/(Radian
                         Asset Assurance INS), 7/1/2019                             2,178,500
                             TOTAL                                                  7,802,935
                              North Carolina--3.5%
      1,000,000          Appalachian State University, NC, Revenue Bonds,
                         (Series 2003 A), 5.125% (FGIC INS), 5/1/2021               1,071,900
      1,000,000          Haywood County, NC Industrial Facilities & Pollution
                         Control Financing Authority, Refunding Revenue
                         Bonds, 6.00% (Champion International Corp.), 3/1/2020      1,021,290
      1,000,000          North Carolina Eastern Municipal Power Agency, Power
                         System Refunding Revenue Bonds (Series 2003C),
                         5.375% (Original Issue Yield: 5.57%), 1/1/2017             1,069,800
       800,000           North Carolina Medical Care Commission, Health Care
                         Housing Revenue Bonds (Series 2004A), 5.80% (Arc of
                         North Carolina Projects), 10/1/2034                         855,168
      1,000,000          North Carolina Municipal Power Agency No. 1,
                         Electric Revenue Bonds (Series 2003A), 5.25% (MBIA
                         Insurance Corp. INS), 1/1/2019                             1,077,840
                             TOTAL                                                  5,095,998
                               North Dakota--2.9%
      2,000,000          Fargo, ND, Health System Revenue Bonds (Series
                         2000A), 5.60% (Meritcare Obligated Group)/(FSA
                         INS)/(Original Issue Yield: 5.70%), 6/1/2021               2,150,840
      2,000,000          Ward County, ND Health Care Facility, Revenue Bonds
                         (Series A), 6.25% (Trinity Obligated Group,
                         ND)/(Original Issue Yield: 6.375%), 7/1/2026               2,081,800
                             TOTAL                                                  4,232,640
                         Ohio--0.7%
      1,000,000          Ohio State Air Quality Development Authority, PCR
                         Refunding Bonds (Series 2002A), 6.00% (Cleveland
                         Electric Illuminating Co.), 12/1/2013                      1,038,630
                               Pennsylvania--3.1%
      1,165,000          Allegheny County, PA HDA, Health System Revenue
                         Bonds (Series 2000B), 9.25% (West Penn Allegheny
                         Health System)/(Original Issue Yield: 9.70%),
                         11/15/2030                                                 1,385,709
       360,000           Cumberland County, PA Municipal Authority,
                         Retirement Community Revenue Bonds (Series 2002A),
                         7.25% (Wesley Affiliated Services, Inc. Obligated
                         Group)/(Original Issue Yield: 7.50%), 1/1/2035              394,045
       935,000           Cumberland County, PA Municipal Authority,
                         Retirement Community Revenue Bonds (Series 2002A),
                         7.25% (Wesley Affiliated Services, Inc. Obligated
                         Group)/(U.S. Treasury PRF 1/1/2013 @101)/(Original
                         Issue Yield: 7.50%), 1/1/2035                              1,134,267
       500,000           Pennsylvania State Higher Education Facilities
                         Authority, Revenue Bonds, (Series A), 6.00% (UPMC
                         Health System)/(Original Issue Yield: 6.16%),
                         1/15/2031                                                   546,640
      1,000,000          Pennsylvania State Turnpike Commission, Oil
                         Franchise Tax Revenue Bonds (Series 2003A), 5.25%
                         (MBIA Insurance Corp. INS), 12/1/2023                      1,083,510
                             TOTAL                                                  4,544,171
                              South Carolina--5.5%
      1,000,000          Clemson University, SC, University Revenue Bonds,
                         5.00% (XL Capital Assurance Inc. INS), 5/1/2023            1,053,400
      1,940,000          Myrtle Beach, SC, Hospitality Fee Revenue Bonds
                         (Series 2004A), 5.375% (FGIC INS), 6/1/2023                2,127,346
      2,000,000          South Carolina State Public Service Authority
                         (Santee Cooper), Refunding Revenue Bonds (Series
                         2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020          2,125,960
      2,500,000          South Carolina, EDA, Health System Revenue Bonds
                         (Series A), 5.625% (Bon Secours Health
                         System)/(Original Issue Yield: 5.84%), 11/15/2030          2,644,900
                             TOTAL                                                  7,951,606
                               South Dakota--1.3%
      1,750,000          South Dakota State Health & Educational Authority,
                         Revenue Bonds, 5.65% (Westhills Village Retirement
                         Community)/(Original Issue Yield: 5.75%), 9/1/2023         1,847,125
                         Tennessee--3.8%
      2,000,000          Johnson City, TN Health & Education Facilities
                         Board, Hospital Revenue Refunding Bonds (Series A),
                         7.50% (Mountain States Health Alliance), 7/1/2025          2,363,740
      1,535,000          Knox County, TN Health Education & Housing
                         Facilities Board, Refunding Improvement Revenue
                         Bonds (Series 2003B), 5.75% (East Tennessee
                         Children's Hospital)/(Original Issue Yield: 5.90%),
                         7/1/2033                                                   1,627,146
      1,500,000          Knox County, TN Health Education & Housing
                         Facilities Board, Revenue Bonds, 6.375% (Baptist
                         Health System of East Tennessee)/(Original Issue
                         Yield: 6.50%), 4/15/2022                                   1,599,090
                             TOTAL                                                  5,589,976
                         Texas--9.8%
       600,000           Abilene, TX Health Facilities Development Corp.,
                         Retirement Facilities Revenue Bonds (Series 2003A),
                         7.00% (Sears Methodist Retirement )/(Original Issue
                         Yield: 7.25%), 11/15/2033                                   651,954
       700,000           Decatur, TX Hospital Authority, Hospital Revenue
                         Bonds (Series 2004A), 7.125% (Wise Regional Health
                         System), 9/1/2034                                           761,299
      2,500,000          Houston, TX Combined Utility System, First Lien
                         Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC
                         INS), 5/15/2023                                            2,707,700
       200,000           Matagorda County, TX Navigation District No. 1,
                         Collateralized Refunding Revenue Bonds, 5.60%
                         (Centerpoint Energy Houston Electric), 3/1/2027             209,978
      4,000,000          North Central Texas HFDC, Hospital Revenue Refunding
                         Bonds (Series 2002), 5.25% (Children's Medical
                         Center of Dallas)/(AMBAC INS)/(Original Issue Yield:
                         5.35%), 8/15/2022                                          4,261,360
      1,350,000          North Central Texas HFDC, Retirement Facility
                         Revenue Bonds (Series 1999), 7.50% (Northwest Senior
                         Housing Corp. Edgemere Project)/(Original Issue
                         Yield: 7.75%), 11/15/2029                                  1,451,588
       500,000           Sabine River Authority, TX, PCR Refunding Bonds
                         (Series 2001C), 5.20% (TXU Energy Company LLC),
                         5/1/2028                                                    507,175
      1,050,000          Sabine River Authority, TX, PCR Refunding Bonds
                         (Series 2003B), 6.15% (TXU Energy Company LLC),
                         8/1/2022                                                   1,148,238
       335,000           Sabine River Authority, TX, Refunding PCR Bonds
                         (Series 2003A), 5.80% (TXU Energy Company LLC),
                         7/1/2022                                                    358,939
      1,000,000          Texas State University System, Refunding Revenue
                         Bonds, 5.00% (FSA INS), 3/15/2020                          1,058,180
      1,000,000          Tyler, TX Health Facilities Development Corp.,
                         Hospital Revenue Bonds, 5.75% (Mother Frances
                         Hospital )/(Original Issue Yield: 5.84%), 7/1/2027         1,054,330
                             TOTAL                                                  14,170,741
                         Virginia--3.5%
      1,000,000          Broad Street Community Development Authority, VA,
                         Revenue Bonds, 7.50% (Original Issue Yield: 7.625%),
                         6/1/2033                                                   1,116,420
      1,280,000          Hampton, VA Convention Center, Revenue Bonds, 5.125%
                         (AMBAC INS), 1/15/2028                                     1,347,238
      1,400,000          Peninsula Port Authority, VA, Residential Care
                         Facility Revenue Bonds (Series 2003A), 7.375%
                         (Virginia Baptist Homes Obligated Group)/(Original
                         Issue Yield: 7.625%), 12/1/2032                            1,560,160
      1,000,000          Virginia Peninsula Port Authority, Coal Terminal
                         Revenue Refunding Bonds (Series 2003), 6.00% (Brinks
                         Co. (The)), 4/1/2033                                       1,079,130
                             TOTAL                                                  5,102,948
                         Washington--5.0%
      1,000,000          Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA
                         Insurance Corp. INS), 12/1/2020                            1,065,350
      1,910,000          King County, WA Public Hospital District No. 1,
                         Refunding LT GO Bonds, 5.00% (FSA INS)/(Original
                         Issue Yield: 5.17%), 12/1/2021                             2,018,622
      2,000,000          Washington State, UT GO Bonds (Series 2002B), 5.00%
                         (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021          2,108,500
      2,000,000          Washington State, Various Purpose UT GO Bonds
                         (Series 2002A), 5.00% (FSA INS)/
                         (Original Issue Yield: 5.09%), 7/1/2022                    2,108,020
                             TOTAL                                                  7,300,492
                         Wisconsin--4.1%
      3,000,000          Wisconsin State HEFA, Health Facilities Revenue
                         Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA
                         Insurance Corp. INS)/(Original Issue Yield: 5.38%),
                         2/15/2032                                                  3,159,930
       160,000           Wisconsin State HEFA, Revenue Bonds (Series 2004),
                         5.75% (Blood Center of Southeastern Wisconsin,
                         Inc.)/(Original Issue Yield: 5.82%), 6/1/2034               169,555
       500,000           Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah
                         Memorial Hospital, Inc.)/(Original Issue Yield:
                         6.75%), 7/1/2023                                            525,815
       500,000           Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah
                         Memorial Hospital, Inc.)/(Original Issue Yield:
                         6.875%), 7/1/2028                                           525,090
      1,000,000          Wisconsin State HEFA, Revenue Bonds, 7.25%
                         (Community Memorial Hospital)/(Original Issue Yield:
                         7.45%), 1/15/2033                                          1,065,600
       500,000           Wisconsin State HEFA, Revenue Bonds, (Series 2006A),
                         5.375% (Marshfield Clinic, WI), 2/15/2034                   518,895
                             TOTAL                                                  5,964,885
                             TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                         $135,574,405)                                             145,037,413

                         SHORT-TERM MUNICIPALS--0.2%(2)
                         Alabama--0.2%
       300,000           Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs
                         (Alabama Power Co.), 3.000%, 3/1/2006  (AT AMORTIZED
                         COST)                                                       300,000
                             TOTAL MUNICIPAL INVESTMENTS  -- 100.0%

                             (IDENTIFIED COST $135,874,405)(3)                     145,337,413
                             OTHER ASSETS AND LIABILITIES - NET                     1,618,444
                             LIQUIDATION VALUE OF AUCTION PREFERRED SHARES         (53,675,000)
                             TOTAL NET ASSETS APPLICABLE TO COMMON
                         SHAREHOLDERS                                          $    93,280,857

       At February 28, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $2,821,718 which represents 1.9% of total market value.
     2 Current rate and next reset date shown for Variable Rate Demand Notes.
     3 At February 28, 2006, the cost of investments for federal tax purposes amounts to $135,873,957. The net unrealized appreciation of investments for federal tax purposes was $9,463,456. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,463.

Note: The categories of investments are shown as a percentage of total market value at February 28, 2006.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees , held at February 28, 2006, is as follows:
Security                 Acquisition Date        Acquisition Cost
Capital Trust Agency,    5/9/2003                $400,000
FL, Revenue Bonds
(Series 2003A), 8.95%
(Seminole Tribe of
Florida Convention and
Resort Hotel
Facilities)/(U.S.
Treasury PRF 10/1/2012
@102), 10/1/2033
Director of the State    12/23/2004              $639,925
of Nevada Department of
Business and Industry,
Revenue Bonds (Series
2004A), 7.00% (Las
Ventanas Retirement
Community)/(Original
Issue Yield: 7.125%),
11/15/2034
New York City, NY IDA,   3/15/2005               $800,000
Liberty Revenue Bonds
(Series A), 6.50% (7
World Trade Center
LLC), 3/1/2035


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
COP         --Certificates of Participation
EDA         --Economic Development Authority
EDFA        --Economic Development Finance Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006